LEASES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases
Operating lease expense	$ 108,884	$ 85,025
Operating lease weighted average remaining lease term	1 year 11 months 12 days
Weighted average discount rate	5.50%